Income Taxes - Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Allowance for loan losses	$ 753,297	$ 1,455,743
Deferred compensation liability	2,150,913	3,375,924
Alternative minimum tax	667,280
Unrealized loss on securities available-for-sale	2,734,500	6,376,702
Other	608,913	576,946
Total	6,914,903	11,785,315
Deferred tax liabilities
Premises and equipment	1,358,165	1,042,833
Other	193,988	107,813
Total	1,552,153	1,150,646
Net deferred tax asset	$ 5,362,750	$ 10,634,669